NOTE 1 - Organization and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Sep. 30, 2020
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents – For the purpose of the financial statements, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.